Barclays Bank PLC parent condensed balance sheet (Tables)	6 Months Ended
Jun. 30, 2022
Condensed Financial Information Disclosure [Abstract]
Barclays Bank PLC condensed balance sheet

		Restated[1]
	As at 30.06.22	As at 31.12.21
Assets	£m	£m
Cash and balances at central banks	195,796	144,964
Cash collateral and settlement balances	89,878	75,571
Loans and advances at amortised cost	247,192	199,782
Reverse repurchase agreements and other similar secured lending	3,873	4,982
Trading portfolio assets	84,976	96,724
Financial assets at fair value through the income statement	240,618	236,577
Derivative financial instruments	295,680	234,409
Financial assets at fair value through other comprehensive income	41,479	44,163
Investment in associates and joint ventures	12	12
Investment in subsidiaries	19,338	19,134
Goodwill and intangible assets	108	109
Property, plant and equipment	121	128
Current tax assets	1,286	671
Deferred tax assets	1,763	1,679
Retirement benefit assets	5,179	3,825
Other assets	2,495	1,941
Total assets	1,229,794	1,064,671

Liabilities
Deposits at amortised cost	345,322	286,761
Cash collateral and settlement balances	83,284	56,419
Repurchase agreements and other similar secured borrowing	26,893	29,202
Debt securities in issue	50,638	32,585
Subordinated liabilities	31,694	31,875
Trading portfolio liabilities	55,518	50,116
Financial liabilities designated at fair value	284,345	291,062
Derivative financial instruments	288,032	227,991
Current tax liabilities	249	342
Deferred tax liabilities	—	6
Retirement benefit liabilities	105	104
Other liabilities	6,147	4,597
Provisions	2,334	919
Total liabilities	1,174,561	1,011,979

Equity
Called up share capital and share premium	2,348	2,348
Other equity instruments	14,500	14,400
Other reserves	(2,877)	(1,236)
Retained earnings	41,262	37,180
Total equity	55,233	52,692

Total liabilities and equity	1,229,794	1,064,671
1. 2021 financial metrics have been restated to reflect the impact of the Over-issuance of Securities. See Restatement of financial statements (Note 1) on page 29 for further details.